Fair value measurements - Gains (losses) due to changes in fair value for financial instruments measured at fair value using fair value option (Detail) - JPY (¥) ¥ in Billions		3 Months Ended		6 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Short-term borrowings [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1],[2]	¥ (9)	¥ (3)	¥ (26)	¥ (8)
Collateralized financing [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1],[3]	(1)	(2)	(1)	1
Long-term borrowings [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1],[2],[4]	(75)	(12)	(59)	(38)
Other liabilities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1],[5]	(12)	0	(12)	0
Total
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1]	(97)	(17)	(98)	(45)
Trading assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1],[6]	0	0	0	0
Private equity investments [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1],[6]	2	0	2	0
Loans and receivables [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1]	0	0	0	2
Collateralized agreements [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1],[3]	8	6	16	9
Other assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1],[6]	5	4	12	4
Total
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1]	¥ 15	¥ 10	¥ 30	¥ 15

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity investments and Revenue-Other in the consolidated statements of income.
[2]	Includes structured notes and other financial liabilities.
[3]	Includes reverse repurchase and repurchase agreements.
[4]	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
[5]	Includes unfunded written loan commitments.
[6]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.